Stock-Based Compensation Plans (Stock Option Plans, Weighted-Average Assumptions) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Stock-Based Compensation Plans
Expected volatility	40.51%	40.06%	32.73%
Expected dividends yield	1.73%	3.25%	2.28%
Expected lives (in years)	6	6	6
Risk-free interest rate	0.76%	1.01%	1.43%